Stockholders' Equity (Total Shares And Related Cost Of Common Stock Repurchased) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Stockholders' Equity Note [Abstract]
Repurchases of common stock, Shares (shares)	10.0	0.0	1.0
Repurchases of common stock, Cost	$ 502.3	$ 0.5	$ 52.4